Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Other Cash Flows From Used In Operating Activities [Abstract]
Payment for other taxes (VAT, ICMS, PIS/COFINS, Sales taxes, Custom taxes, taxes on bank transfers)	$ (1,921,496)	$ (1,228,307)		$ (1,235,926)
Payments for collections made under Codensa Hogar contract	(566,795)	(452,883)		(540,374)
Payments for the Energy Development Account (CDE)	(608,591)	(249,856)		(172,587)
Other miscellaneous itemized payments for operating activities	(532,677)	(383,035)		(453,419)
Total other payments from operating activities	$ (3,629,559)	$ (2,314,081)	[1]	$ (2,402,306)	[1]

[1]	(*) See Note 3